Fair Value Measurements (Assets and Liabilities at Fair Value on Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Mar. 22, 2014		Dec. 28, 2013		Dec. 29, 2012
Total [Member]
Assets:
Cash equivalents					$ 96.5
Total	1,863.8		3,969.6		174.6
Liabilities:
Total	2.8		2.9		21.8
Total [Member] | Prepaid Expenses and Other Current Assets [Member]
Assets:
Investments	90.6	[1]	81.0	[1]	44.2	[1]
Total [Member] | Other Assets [Member]
Assets:
Investments	40.8	[2]	38.0	[2]	33.9	[2]
Total [Member] | Other Accrued Liabilities and Accrued Claims and Other Liabilities [Member]
Liabilities:
Contingent consideration	2.8	[3]	2.9	[3]	21.8	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents					91.0
Total	65.0		491.0		105.5
Liabilities:
Total	0		0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Prepaid Expenses and Other Current Assets [Member]
Assets:
Investments	54.0	[1]	42.0	[1]	14.5	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Assets [Member]
Assets:
Investments	0	[2]	0	[2]	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Accrued Liabilities and Accrued Claims and Other Liabilities [Member]
Liabilities:
Contingent consideration	0	[3]	0	[3]	0	[4]
Significant Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents					5.5
Total	1,798.8		3,478.6		69.1
Liabilities:
Total	0		0		0
Significant Observable Inputs (Level 2) [Member] | Prepaid Expenses and Other Current Assets [Member]
Assets:
Investments	36.6	[1]	39.0	[1]	29.7	[1]
Significant Observable Inputs (Level 2) [Member] | Other Assets [Member]
Assets:
Investments	40.8	[2]	38.0	[2]	33.9	[2]
Significant Observable Inputs (Level 2) [Member] | Other Accrued Liabilities and Accrued Claims and Other Liabilities [Member]
Liabilities:
Contingent consideration	0	[3]	0	[3]	0	[4]
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents					0
Total	0		0		0
Liabilities:
Total	2.8		2.9		21.8
Significant Unobservable Inputs (Level 3) [Member] | Prepaid Expenses and Other Current Assets [Member]
Assets:
Investments	0	[1]	0	[1]	0	[1]
Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Assets:
Investments	0	[2]	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Other Accrued Liabilities and Accrued Claims and Other Liabilities [Member]
Liabilities:
Contingent consideration	2.8	[3]	2.9	[3]	21.8	[4]
Term Deposits [Member] | Total [Member]
Assets:
Cash equivalents	891.3		2,818.0
Term Deposits [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents	0		0
Term Deposits [Member] | Significant Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents	891.3		2,818.0
Term Deposits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents	0		0
Money Market [Member] | Total [Member]
Assets:
Cash equivalents	11.0		449.0
Money Market [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents	11.0		449.0
Money Market [Member] | Significant Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents	0		0
Money Market [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents	0		0
Bankers' Acceptances [Member] | Total [Member]
Assets:
Cash equivalents	205.3		309.6
Bankers' Acceptances [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents	0		0
Bankers' Acceptances [Member] | Significant Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents	205.3		309.6
Bankers' Acceptances [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents	0		0
Repurchase Agreements [Member] | Total [Member]
Assets:
Cash equivalents	110.3
Repurchase Agreements [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents	0
Repurchase Agreements [Member] | Significant Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents	110.3
Repurchase Agreements [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents	0
Commercial Paper [Member] | Total [Member]
Assets:
Cash equivalents	514.4		274.0
Commercial Paper [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents	0		0
Commercial Paper [Member] | Significant Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents	514.4		274.0
Commercial Paper [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents	0		0
Other [Member] | Total [Member]
Assets:
Cash equivalents	0.1
Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents	0
Other [Member] | Significant Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents	0.1
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents	$ 0

[1]	Included in Prepaid Expenses and Other Current Assets on the balance sheet.
[2]	Included in Other Assets on the balance sheet.
[3]	Included in Other Accrued Liabilities and Accrued Claims and Other Liabilities on the balance sheet.
[4]	Included in Accrued Claims and Other Liabilities on the balance sheet.